Note D - Premises and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note D - Premises and Equipment

Following is a summary of premises and equipment at December 31:

	2013	2012
Land	$1,900	$1,802
Buildings	10,342	10,235
Leasehold improvements	2,911	2,872
Furniture and equipment	15,060	14,281
	30,213	29,190
Less accumulated depreciation	21,208	20,510
Total premises and equipment	$9,005	$8,680

The following is a summary of the future minimum lease payments for facilities leased by the Company. Lease expense was $529 in 2013, $492 in 2012, and $492 in 2011.

2014	$449
2015	292
2016	265
2017	166
2018	43
$1,215